Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Short-term Derivative Contracts

Transaction	Type Contract	Notional amount in US$ as of December 31, 2025	Outstanding balance as of December 31, 2025 - Derivative financial assets / (liabilities)	Outstanding notional amount as of December 31, 2024	Outstanding balance as of December 31, 2024 - Derivative financial assets / (liabilities)
Assets
Buy EUR
US Dollar	Futures Contract	5,698	21	—	—
Buy US$
Mexican Peso	Futures Contract	—	—	9,780	287
South African Rand	Futures Contract	—	—	13,870	727
Mexican Peso	Forward	—	—	9,899	256
Moroccan Dirham	Forward	—	—	4,482	35
South African Rand	Forward	—	—	26,961	749
Brazilian Real	Non-delivery forwards	—	—	17682	378
Indian Rupee	Non-delivery forwards	3,475	16	176	1
United Arab Emirates Dirham	Forward	900	—	—	—
Argentine Peso	Futures Contract	4,300	11	—	—
Peso filipino	Non-delivery forwards	4,500	4	—	—
Sell EUR
US Dollar	Futures Contract	—	—	(18,065)	152
US Dollar	Forward	(15,294)	3	—	—
Sell US$
South African Rand	Forward	—	—	—	—
Argentine Peso	Futures Contract	—	—	(1,000)	252
Brazilian Real	Non-delivery forwards	(10,961)	85	(7,707)	37
Peruvian Sol	Non-delivery forwards	—	—	—	—
Total			140		2,874

Liabilities
Buy EUR
Moroccan Dirham	Forward	—	—	—	—
US Dollar	Forward	31,874	(45)	3,383	(13)
US Dollar	Futures Contract	—	—	39,223	(547)
Buy US$
Chilean Peso	Forward	27,128	(198)	15,979	(29)
United Arab Emirates Dirham	Forward	—	0	133	—
South African Rand	Forward	5,064	(27)	—	—
Saudi Riyal	Forward	4,504	(5)	6,755	(11)
Moroccan Dirham	Forward	8,740	(167)	—	—
Uruguayan peso	Forward	—	—	5,392	(71)
Mexican Peso	Forward	5,407	(132)	—	—
Turkish Lira	Forward	1,533	(31)	—	—
Thai Baht	Forward	2,887	(8)	—	—
Argentine Peso	Futures Contract	—	—	1,900	(232)
Mexican Peso	Futures Contract	10,864	(176)	—	—
Brazilian Reais	Non-delivery forwards	7,929	(142)	—	—
Peruvian Sol	Non-delivery forwards	—	—	—	—
Vietnamese Dong	Non-delivery forwards	5,000	(48)	6,334	(7)
Argentine Peso	Non-delivery forwards	—	—	37,200	(4,968)
Nigerian Naira	Non-delivery forwards	4,759	(179)	2,000	(33)

Transaction	Type Contract	Notional amount in US$ as of December 31, 2025	Outstanding balance as of December 31, 2025 - Derivative financial assets / (liabilities)	Outstanding notional amount as of December 31, 2024	Outstanding balance as of December 31, 2024 - Derivative financial assets / (liabilities)
Egyptian Pound	Non-delivery forwards	12,908	(379)	8,965	(96)
Pakistani Rupee	Non-delivery forwards	4,193	(30)	0	0
Sell US$
South African Rand	Forward	—	—	(6,654)	(104)
South African Rand	Futures Contract	—	—	(6,662)	(116)
Total			(1,567)		(6,227)

			2025	2024	2023
Net gain/(loss) on foreign currency forwards recognized in ‘Costs of Services’ (Note 6)			(4,423)	13,461	17,433
Net loss on foreign currency forwards recognized in ‘Finance Costs’ (Note 11)			(6,924)	(19,462)	(28,013)